Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
11.	Intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks	3,425	3,454
Customer relationships	—	484
Website	—	90

Total cost	3,425	4,028
Less: Accumulated amortization	—	(476)

Intangible assets, net	3,425	3,552

On December 8, 2023, the Group entered into an asset acquisition agreement with GOLDSHELL PTE. LTD., a Singapore-based company, to acquire specific assets utilized in the operation of its Goldshell WEB3 infrastructure brand (referred to as the “Transaction” hereafter). The consideration for this transaction amounted to USD550,000, fully settled in cash by December 31, 2023. The Transaction was accounted as an asset acquisition, through which the Group acquired three identifiable assets: trademarks, customer relationships, and website. The trademarks are applied and registered in the EU, United States, UK, Hong Kong SAR, and Singapore. The total purchase price, encompassing the transaction consideration of USD550,000 and direct transaction costs of SGD14,000 (equivalent to USD10,000), amounted to USD560,000 (equivalent to RMB4,028,000), with allocations to trademarks, customer relationships, and website at USD480,000 (equivalent to RMB3,454,000), USD67,000 (equivalent to RMB484,000), and USD13,000 (equivalent to RMB90,000) respectively. As of December 31, 2023, all trademarks have been officially transferred to the Group and were recorded under “intangible assets, net”, while the transfer process for customer relationships and website was ongoing, with their allocated purchase prices recorded in “prepayments on long-term assets”. On February 28, 2024, the Transaction was completed, and customer relationships and website were recorded under “intangible assets, net”.
Amortization expense for the year ended December 31, 2022, 2023 and 2024 was nil, nil and USD66,000(equivalent to RMB476,000), respectively.
As of December 31, 2024, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2025	495
2026	495
2027	470
2028	464
2029 and after	1,628

3,552